Other Assets (Estimated Amortization Expense Of Computer Software) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2012
Schedule Of Other Assets [Line Items]
2013	¥ 277
2014	277
2015	264
2016	220
2017	219
Computer Software [Member]
Schedule Of Other Assets [Line Items]
2013	1,735
2014	1,401
2015	890
2016	439
2017	¥ 170